Offerings - Offering: 1	Aug. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock par value $0.01 per share, issuable pursuant to the Registrant's 2017 Long-Term Equity Incentive Plan
Amount Registered | shares	4,300,000
Proposed Maximum Offering Price per Unit	119.07
Maximum Aggregate Offering Price	$ 512,001,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 70,707.34
Offering Note
This Registration Statement covers, in addition to the number of shares of Semtech Corporation, a Delaware corporation (the “Company” or the “Registrant”), common stock, par value $0.01 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Semtech Corporation 2017 Long-Term Equity Incentive Plan, as amended and restated (the “Plan”), as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.
The offering price per share and the aggregate offering price have been estimated solely for the purpose of calculating the amount of the registration fee. The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Stock Market on August 24, 2026, in accordance with Rule 457(c) of the Securities Act.

The registration fee has been calculated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act.